Cover	May 05, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2022
Entity Registrant Name	Denali Therapeutics Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38311
Entity Tax Identification Number	46-3872213
Entity Address, Address Line One	161 Oyster Point Blvd.
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	866-8548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	DNLI
Security Exchange Name	NASDAQ
Entity Central Index Key	0001714899
Amendment Flag	false